Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 66,579	$ 56,133
Less accumulated depreciation and amortization	(33,844)	(25,012)
Property and equipment - net	32,735	31,121
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	48,050	39,721
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,129	4,876
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	782	700
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,234	4,218
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,384	$ 6,618